Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
Schedule of Cost of Revenues

Cost of revenues

		Year ended December 31,
	Notes	2024	2023
Energy and infrastructure	a	(97,209)	(78,942)
Sales tax recovery - energy and infrastructure	b	17,017	—
Depreciation and amortization	31	(149,727)	(84,785)
Sales tax recovery - depreciation and amortization	b, 31	8,760	—
Electrical components and salaries	a	(4,081)	(4,141)
		(225,240)	(167,868)

Schedule of General and Administrative Expenses

General and administrative expenses

		Year ended December 31,
	Notes	2024	2023
Salaries		(23,024)	(13,190)
Share-based payments		(13,949)	(10,915)
Professional services		(24,299)	(7,608)
Sales tax recovery - professional services	b	1,389	—
Insurance, duties and other		(9,339)	(5,668)
Travel, motor vehicle and meals		(1,711)	(1,018)
Hosting and telecommunications		(339)	(402)
Advertising and promotion		(721)	(491)
Sales tax recovery - other general and administrative expenses	b	753	—
		(71,240)	(39,292)

Schedule of Net Financial (Income) Expenses

Net financial income (expenses)

		Year ended December 31,
	Notes	2024	2023
Gain (loss) revaluation of warrants		19,603	(42,974)
Gain on derivative assets and liabilities		17,819	48
Gain on disposition of marketable securities	c	2,313	12,245
Gain on extinguishment of long-term debt and lease liabilities	18	—	12,835
Interest income		6,037	1,420
Interest on long-term debt and lease liabilities		(1,738)	(4,079)
Loss on foreign exchange		(1,481)	(7,842)
Warrant issuance costs		—	(2,000)
Provision expense on VAT receivable	d	—	(5,903)
Loss on initial recognition of refundable deposits	23	(2,504)	—
Other financial expenses		(839)	(944)
		39,210	(37,194)